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                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND

                               SEMI-ANNUAL REPORT



























                            For the Six Months Ended
                                 June 30, 2000

[LOGO]

Matrix Funds 2000 Mid-Year Shareholder Letter

Dear Matrix Shareholders,

Investors were less than cheerful at the mid-year point of 2000 as most market measures were flat for the first half. The S&P 500 posted a -.42% decline and the Russell 2000 index managed a modest 3% gain, while the Matrix Growth and Emerging Growth Funds returned -.66% and 18.4%, respectively for the period.

These statistics do not reflect, however, the extreme price volatility investors faced during the first half, or the scale of gains which evaporated after the NASDAQ index broke down after reaching its all-time high in early March. "Peak to trough" the NASDAQ Index declined -37%, delivering a strong blow to the resolute bulls of this long lived bull market.

In our opinion, such a set back should not have come as a surprise considering market conditions generally and the circumstances of stocks traded on the NASDAQ specifically. Investors had been absolutely infatuated with the "new economy" stocks which Wall Street was underwriting in great abundance, while there was also a general disregard for a variety of long established economic and business realities.

Investors had concluded that monetary restraint by the Federal Reserve would not likely have much effect on an economic expansion based principally on business investment in information technology, and they also believed that "new economy" companies could sustain high stock valuations while they endured sizeable operating losses in pursuit of growth.

The Federal Reserve has raised interest rates six times in the last twelve months in a determined effort to cool an economy that has averaged over 4.5% growth for sixteen straight quarters and the impact is now beginning to show. It is too early to tell whether the economy will slow only so far as a painless "soft landing", but investors have definitely perceived that economic activity is slowing which will certainly slow earnings growth. And faced with a lengthening list of "new economy" stocks which are about to exhaust their cash balances, investors suddenly have little appetite for shares of loss-making enterprises regardless of the promised growth rates. The decidedly lower rate of growth in second quarter earnings reports is definitely having a sobering effect on stock prices.

The major question at this point is whether the degree of monetary restraint applied by the Fed will serve to extend the current economic expansion and bull market, or if the induced slow down could become excessive introducing additional uncertainties. The onset of the Presidential election campaign does not seem to worry investors, though any drawn out period of failing "dot.coms" will likely have a depressing effect on various affiliated companies and investors in these issues.

Our own view is there is no unambiguous distinction between "new" and "old" economy stocks. Regardless of the rate of economic growth there is no slow down in the pace of change of business models throughout the economy and to quote John Chambers of Cisco Systems: "It is not that big beats small but that fast beats slow."

On balance the smaller capitalization companies have done a better job of adopting to new business models and that single factor explains much of the excellent performance of Matrix Emerging Growth Fund in recent months. We believe, however, that established growth companies have heard the message loud and clear and they will accelerate their adoption of the customer and supply and other management practices which are serving developing companies so very well. It is hence our expectation that market performance of established growth companies will relatively improve in the future.

It is interesting to note that at present the cumulative three year returns of the Matrix Growth and Emerging Growth Funds are almost equal, approximating 58.5%. While market conditions will favor either investment style at any time, SWRW is dedicated to producing top-flight returns for Matrix shareholders under all market conditions.

We will spare no effort to sustain our good results and look forward to the continued opportunity to serve shareholders of both Matrix Funds.

Sincerely,




Sena Weller Rohs Williams, Inc

                          MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 94.0%

BROADCAST MEDIA: 1.5%
8,000      AT&T Corp./Liberty Media Corp.*                           $   194,000
                                                                     -----------
CELLULAR TELECOMMUNICATION: 2.0%
6,000      Vodafone Airtouch Plc ADR                                     248,625
                                                                     -----------
COMPUTERS - MICRO: 1.9%
5,000      Dell Computer Corp.*                                          246,562
                                                                     -----------
COMPUTERS - SERVICES: 3.1%
6,000      Electronic Data Systems Corp.                                 247,500
7,785      Marchfirst, Inc.*                                             142,076
                                                                     -----------
                                                                         389,576
                                                                     -----------
COMPUTERS - SOFTWARE: 6.4%
6,000      Intel Corp.                                                   802,125
                                                                     -----------
CONGLOMERATES: 8.8%
21,000     General Electric Co.                                        1,113,000
                                                                     -----------
CONSUMER NON-CYCLICAL: 11.4%
14,000     Colgate-Palmolive Co.                                         838,250
12,000     Schering-Plough Corp.                                         606,000
                                                                     -----------
                                                                       1,444,250
                                                                     -----------
DIVERSIFIED MANUFACTURING: 1.1%
3,000      Tyco International Ltd.                                       142,125
                                                                     -----------
DRUGS & PHARMACEUTICALS: 5.2%
13,750     Pfizer, Inc.                                                  660,000
                                                                     -----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS: 1.3%
4,000      Cypress Semiconductor Corp.*                                  169,000

ENERGY: 11.4%
4,000      BP Amoco Plc ADR                                              226,250
12,000     Enron Corp.                                                   774,000
5,561      Exxon Mobil Corp.                                             436,539
                                                                     -----------
                                                                       1,436,789
                                                                     -----------
FINANCIAL: 5.0%
12,000     American Express Co.                                          625,500
                                                                     -----------
INSURANCE - MULTILINE: 3.7%
4,000      American International Group, Inc.                            470,000
                                                                     -----------
INTERNET SERVICES: 0.7%
4,000      At Home Corp.*                                                 83,000
                                                                     -----------
MEDICAL INSTRUMENTS: 3.7%
12,000     Biomet, Inc.*                                                 461,250
                                                                     -----------
OIL - FIELD SERVICES: 1.5%
4,000      Halliburton Co.                                               188,750
                                                                     -----------
PUBLISHING - NEWSPAPERS: 2.8%
10,000     Tribune Co.                                                   350,000
                                                                     -----------
TECHNOLOGY: 7.0%
16,400     Automatic Data Processing                                     878,425
                                                                     -----------
TELECOMMUNICATIONS - EQUIPMENT: 8.0%
5,000      ADC Telecommunications, Inc.*                                 419,375
3,000      Lucent Technologies, Inc.                                     177,750
6,000      Nortel Networks Corp.                                         409,500
                                                                     -----------
                                                                       1,006,625
                                                                     -----------
TELECOMMUNICATIONS - SERVICES: 3.1%
8,000      Qwest Communications International, Inc.*                     397,500
                                                                     -----------
UTILITIES: 4.4%
12,000     Worldcom, Inc.                                                550,500
                                                                     -----------
TOTAL COMMON STOCKS
  (cost $6,280,507)                                                   11,857,602
                                                                     -----------

                           MATRIX GROWTH FUND

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 6.2%
$786,000  Firstar Bank Repurchase Agreement, 4.25%, dated
            06/30/2000, due 07/03/2000, [collateralized by
            $801,695 FHLMC ARM, 6.311% due 09/01/2029]
            (value of proceeds $786,278) (cost $786,000)            $   786,000
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES (cost $7,066,507+): 100.2%           12,643,602
Liabilities in excess of Other Assets: (0.2)%                           (31,366)
                                                                    -----------
NET ASSETS: 100.00%                                                 $12,612,236
                                                                    ===========

ADR - American Depositary Receipt.

*    Non-income producing security.
+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                   $6,419,928
     Gross unrealized depreciation                                     (842,833)
                                                                     ----------
     Net unrealized appreciation                                     $5,577,095
                                                                     ==========

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 100.1%

ADVERTISING: 2.0%
6,000      Modem Media Poppe Tyson, Inc.*                             $   74,625
3,500      Snyder Communications, Inc.*                                   83,125
                                                                      ----------
                                                                         157,750
                                                                      ----------
BUSINESS & INFORMATION SERVICES: 2.4%
3,000      HNC Software, Inc.*                                           185,250
                                                                      ----------
CHEMICALS: 2.7%
3,000      Cambrex Corp.                                                 135,000
1,700      OM Group, Inc.                                                 74,800
                                                                      ----------
                                                                         209,800
                                                                      ----------
COMMERCIAL SERVICES: 2.5%
3,575      NOVA Corp.*                                                    99,877
3,000      Pre-Paid Legal Services, Inc.*                                 89,625
                                                                      ----------
                                                                         189,502
                                                                      ----------
COMMUNICATIONS - TECHNOLOGY: 6.1%
  500      Avanex Corporation                                             47,750
5,000      FLAG Telecom Holdings Ltd.                                     74,375
3,000      Metromedia Fiber Network, Inc.*                               119,062
1,840      MRV Communications, Inc.                                      123,740
1,800      Netro Corp.*                                                  103,275
                                                                      ----------
                                                                         468,202
                                                                      ----------
COMPUTERS - SOFTWARE: 22.5%
6,750      Advent Software, Inc.*                                        435,375
5,000      Cisco Systems, Inc.*                                          317,812
4,000      Comverse Technology, Inc.*                                    372,000
1,500      Digex, Inc.*                                                  101,906
6,000      Oracle Corp.*                                                 504,375
                                                                      ----------
                                                                       1,731,468
                                                                      ----------
DAY CARE: 1.1%
4,000      Bright Horizons Family Solutions, Inc.*                        85,500
                                                                      ----------
DRUGS & PHARMACEUTICALS: 5.3%
4,600      Elan Corp., Plc ADR*                                          222,812
3,478      Watson Pharmaceuticals, Inc.*                                 186,942
                                                                      ----------
                                                                         409,754
                                                                      ----------
EDUCATIONAL SOFTWARE: 2.5%
4,000      Smartforce Public Ltd. Co.*                                   192,000
                                                                      ----------
ELECTRONICS: 13.8%
4,500      Applied Micro Circuits Corp.*                                 444,375
2,000      Broadcom Corp. - Class A*                                     437,875
2,000      Chartered Semiconductor Manufacturing Ltd.*                   180,000
                                                                      ----------
                                                                       1,062,250
                                                                      ----------
FINANCIAL SERVICES: 2.1%
1,866      Radian Group, Inc.                                             96,565
3,500      Tucker Anthony Sutro Corp.                                     63,000
                                                                      ----------
                                                                         159,565
                                                                      ----------
INDUSTRIALS: 0.3%
4,500      Res-Care, Inc.*                                                24,188
                                                                      ----------
MEDIA AND BROADCASTING: 3.2%
1,800      Citadel Communications Corp.*                                  62,888
12,000     Radio Unica Corp.*                                             84,000
12,000     Regent Communications, Inc.                                   103,125
                                                                      ----------
                                                                         250,013
                                                                      ----------
MEDICAL SERVICE & SUPPLIES: 4.2%
3,500      Express Scripts, Inc. - Class A*                              217,438
1,200      Unitedhealth Group, Inc.                                      102,900
                                                                      ----------
                                                                         320,338
                                                                      ----------
MEDICAL SUPPLIES: 2.3%
3,500      Guidant Corp.*                                                173,250
                                                                      ----------
OIL & GAS PRODUCERS: 0.3%
1,750      Ocean Energy, Inc.*                                            24,828
                                                                      ----------
OIL - EXPLORATION & PRODUCTION: 0.7%
7,000      Comstock Resources, Inc.*                                      56,000
                                                                      ----------
OIL EQUIPMENT, WELLS & SERVICES: 3.1%
4,500      Cross Timbers Oil Co.                                          99,563
6,000      R&B Falcon Corp.*                                             141,375
                                                                      ----------
                                                                         240,938
                                                                      ----------

                           MATRIX EMERGING GROWTH FUND

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 2.3%
2,500      Professional Detailing, Inc.*                              $   85,156
2,600      Transkaryotic Therapies, Inc.*                                 95,550
                                                                      ----------
                                                                         180,706
                                                                      ----------
RETAIL: 2.2%
4,166      99 Cents Only Stores*                                         166,119
                                                                      ----------
SCHOOLS: 1.8%
2,000      Apollo Group, Inc. - Class A*                                  56,000
6,000      Sylvan Learning Systems, Inc.*                                 82,500
                                                                      ----------
                                                                         138,500
                                                                      ----------
TELECOMMUNICATIONS: 15.9%
2,700      Global Crossing Ltd.*                                          71,044
2,200      ITC DeltaCom, Inc.*                                            49,088
5,000      JDS Uniphase Corp.*                                           599,375
3,000      RSL Communications, Ltd.*                                      34,313
1,000      Teligent, Inc.*                                                23,625
3,000      Terayon Communication Systems, Inc.*                          192,703
1,500      Tut Systems, Inc.*                                             86,063
3,750      Worldcom, Inc.                                                172,031
                                                                      ----------
                                                                       1,228,242
                                                                      ----------
TRAVEL SERVICES: 0.8%
2,800      Galileo International, Inc.                                    58,450
                                                                      ----------

TOTAL COMMON STOCKS
  (cost $2,947,472)                                                    7,712,613
                                                                      ----------

PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 1.0%
  $78,000 Firstar Bank Repurchase Agreement, 4.25%, dated
    06/30/2000, due 07/03/2000, [collateralized by $79,558
    FHLMC ARM, 6.311% due 09/01/2029] (value of proceeds $78,028)
    (cost $78,000)                                                   $   78,000
TOTAL INVESTMENTS IN SECURITIES (cost $3,025,472+): 101.1%            7,790,613
Liabilities in excess of Other Assets: (1.1)%                           (87,419)
                                                                     ----------
NET ASSETS: 100.0%                                                   $7,703,194
                                                                     ==========

ADR - American Depositary Receipt.
*    Non-income producing security.
+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                   $5,044,195
     Gross unrealized depreciation                                     (279,054)
                                                                     ----------
     Net unrealized appreciation                                     $4,765,141
                                                                     ==========

See  accompanying  Notes to Financial Statements.

MATRIX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2000 (UNAUDITED)

                                                     GROWTH      EMERGING GROWTH
                                                      FUND            FUND
                                                  ------------     ------------
ASSETS
 Investments in securities, at value
  (cost $7,066,507 and $3,025,472,
  respectively) ...............................   $ 12,643,602     $  7,790,613
 Cash .........................................            421              366
 Receivables:
  Fund shares sold ............................             --              387
  Dividends and interest ......................            851               54
 Prepaid expenses .............................          2,868               --
                                                  ------------     ------------
   Total assets ...............................     12,647,742        7,791,420
                                                  ------------     ------------

LIABILITIES
 Payables:
  Distribution fees ...........................          7,771            4,666
  Due to advisor ..............................          7,460            4,082
  Administration fees .........................          2,442            2,459
  Fund shares redeemed ........................          1,641           52,742
  Accrued expenses ............................         16,192           24,277
                                                  ------------     ------------
   Total liabilities ..........................         35,506           88,226
                                                  ------------     ------------
NET ASSETS ....................................   $ 12,612,236     $  7,703,194
                                                  ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($12,612,236/756,998
  and $7,703,194/321,477) shares outstanding;
  unlimited number of shares authorized
  without par value) ..........................   $      16.66     $      23.96
                                                  ============     ============
COMPONENTS OF NET ASSETS
Paid-in capital ...............................   $  5,146,190     $  2,707,849
Accumulated net investment loss ...............        (49,080)         (72,189)
Accumulated net realized gain on investments...      1,938,031          302,393
Net unrealized appreciation on investments ....      5,577,095        4,765,141
                                                  ------------     ------------
Net assets ....................................   $ 12,612,236     $  7,703,194
                                                  ============     ============

See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2000 (Unaudited)

                                                                        EMERGING
                                                       GROWTH            GROWTH
                                                        FUND              FUND
                                                        ----              ----
INVESTMENT INCOME
Income
  Dividends  .............................           $    39,340    $     1,681
  Interest .......................................        18,017          5,317
  Other ..........................................         2,730             --
                                                     -----------    -----------
    Total income .................................        60,087          6,998
                                                     -----------    -----------
Expenses
  Advisory fees ..................................        56,143         35,634
  Distribution fees ..............................        15,595          9,898
  Administration fees ............................        14,838         14,920
  Fund accounting fees ...........................         9,985          9,522
  Audit fees .....................................         7,206          7,254
  Transfer agent fees ............................         4,958          4,585
  Custody fees ...................................         4,465          3,600
  Trustee fees ...................................         1,810          1,594
  Legal fees .....................................         1,049          1,978
  Registration expense ...........................           963            682
  Reports to shareholders ........................           832          1,097
  Insurance expense ..............................           246             14
  Deferred organization expense ..................            --          1,778
  Miscellaneous ..................................           214             --
                                                     -----------    -----------
    Total expenses ...............................       118,304         92,556
    Less: fees waived ............................        (9,137)       (13,369)
                                                     -----------    -----------
    Net expenses .................................       109,167         79,187
                                                     -----------    -----------
      NET INVESTMENT LOSS ........................       (49,080)       (72,189)
                                                     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain on investments ...............     1,731,257      1,018,098
  Net unrealized appreciation (depreciation)
    on investments ...............................    (1,784,576)       355,178
                                                     -----------    -----------
    Net realized and unrealized gain (loss)
      on investments .............................       (53,319)     1,373,276
                                                     -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $  (102,399)   $ 1,301,087
                                                     ===========    ===========

See accompanying Notes to Financial Statements.

MATRIX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED     YEAR ENDED
                                              JUNE 30, 2000*   DECEMBER 31, 1999
                                              --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .......................  $    (49,080)     $    (62,153)
  Net realized gain on investments ..........     1,731,257         3,819,403
  Net unrealized depreciation
    on investments ..........................    (1,784,576)       (1,840,676)
                                               ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............      (102,399)        1,916,574
                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ....................            --        (3,722,309)
                                               ------------      ------------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets
   derived from net change in outstanding
   shares....................................      (536,476)        1,511,376
                                               ------------      ------------
      TOTAL DECREASE IN NET ASSETS ..........      (638,875)         (294,359)

NET ASSETS
  Beginning of period........................    13,251,111        13,545,470
                                               ------------      ------------
  END OF PERIOD..............................  $ 12,612,236      $ 13,251,111
                                               ============      ============

(a) A summary of capital share transactions is as follows:

                                  SIX MONTHS ENDED            YEAR ENDED
                                   JUNE 30, 2000*          DECEMBER 31, 1999
                                --------------------     ----------------------
                                 Shares      Value       Shares        Value
                                -------    ---------     -------    -----------
Shares sold                      22,537    $ 366,987      16,166    $   333,555
Shares issued in reinvestment
  of distributions                   --           --     221,930      3,668,495
Shares redeemed                 (55,931)    (903,463)   (120,105)    (2,490,674)
                                -------    ---------     -------    -----------
Net increase (decrease)         (33,394)   $(536,476)    117,991    $ 1,511,376
                                =======    =========     =======    ===========

* Unaudited.

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED     YEAR ENDED
                                              JUNE 30, 2000*   DECEMBER 31, 1999
                                              --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ......................    $   (72,189)      $  (111,624)
  Net realized gain (loss) on investments...      1,018,098          (434,762)
  Net unrealized appreciation on
    investments ............................        355,178         2,131,981
                                                -----------       -----------
      NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS......................      1,301,087         1,585,595
                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares .......       (946,974)       (1,061,294)
                                                -----------       -----------
      TOTAL INCREASE IN NET ASSETS..........        354,113           524,301

NET ASSETS
  Beginning of period ......................      7,349,081         6,824,780
                                                -----------       -----------
  END OF PERIOD ............................    $ 7,703,194       $ 7,349,081
                                                ===========       ===========

(a) A summary of capital share transactions is as follows:

                                SIX MONTHS ENDED              YEAR ENDED
                                 JUNE 30, 2000*            DECEMBER 31, 1999
                            -----------------------    -------------------------
                            Shares        Value         Shares         Value
                            ------        -----         ------         -----
Shares sold                 12,156     $   269,374       32,530     $   498,112
Shares redeemed            (53,769)     (1,216,348)    (106,356)     (1,559,406)
                           -------     -----------     --------     -----------
Net decrease               (41,613)    $  (946,974)     (73,826)    $(1,061,294)
                           =======     ===========     ========     ===========

*    Unaudited.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                            ENDED         ------------------------------------------------------
                                        JUNE 30, 2000*     1999        1998        1997        1996        1995
                                        --------------    ------      ------      ------      ------      ------
Net asset value, beginning of period ...    $16.77        $20.14      $18.64      $15.09      $14.96      $13.45
                                            ------        ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........     (0.06)        (0.08)      (0.07)      (0.06)      (0.01)       0.10
  Net realized and unrealized gain
   (loss) on investments ...............     (0.05)         2.97        3.72        5.24        2.69        3.06
                                            ------        ------      ------      ------      ------      ------
Total from investment operations .......     (0.11)         2.89        3.65        5.18        2.68        3.16
                                            ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
  From net investment income ...........        --            --          --          --          --       (0.10)
  From net realized gain ...............        --         (6.26)      (2.15)      (1.63)      (2.55)      (1.55)
                                            ------        ------      ------      ------      ------      ------
Total distributions ....................        --         (6.26)      (2.15)      (1.63)      (2.55)      (1.65)
                                            ------        ------      ------      ------      ------      ------

Net asset value, end of period .........    $16.66        $16.77      $20.14      $18.64      $15.09      $14.96
                                            ======        ======      ======      ======      ======      ======

Total return ...........................     (0.66%)++     16.04%      20.44%      34.57%      17.93%      23.52%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)..    $ 12.6        $ 13.3      $ 13.5      $ 12.6      $ 12.1      $ 12.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed ...........................      1.90%+        1.98%       2.00%       1.98%       1.99%       1.76%
  After fees waived and expenses
    absorbed ...........................      1.75%+        1.75%       1.75%       1.75%       1.75%       1.75%

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed ...........................     (0.93%)+      (0.72%)     (0.63%)     (0.57%)     (0.33%)      0.47%
  After fees waived and expenses
    absorbed ...........................     (0.78%)+      (0.49%)     (0.38%)     (0.34%)     (0.08%)      0.48%
       Portfolio turnover rate .........     23.87%++      49.00%       1.00%         --          --       27.00%

*  Unaudited.
+  Annualized.
++ Not annualized.

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,        APRIL 4, 1995*
                                            SIX MONTHS ENDED  ----------------------------------      THROUGH
                                             JUNE 30, 2000#   1999      1998      1997      1996   DEC. 31, 1995
                                             --------------   ----      ----      ----      ----   -------------
Net asset value, beginning of period ........    $20.24      $15.62    $16.33    $14.24    $ 12.9      $10.00
                                                 ------      ------    ------    ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .......................     (0.22)      (0.31)    (0.26)    (0.21)    (0.18)      (0.03)
  Net realized and unrealized gain
    (loss) on investments ...................      3.94        4.93     (0.21)     2.56      1.54        3.01
                                                 ------      ------    ------    ------    ------      ------
Total from investment operations ............      3.72        4.62     (0.47)     2.35      1.36        2.98
                                                 ------      ------    ------    ------    ------      ------
LESS DISTRIBUTIONS:
  From net realized gain ....................        --          --     (0.24)    (0.26)    (0.10)         --
                                                 ------      ------    ------    ------    ------      ------

Net asset value, end of period ..............    $23.96      $20.24    $15.62    $16.33    $14.24      $12.98
                                                 ======      ======    ======    ======    ======      ======

Total return ................................     18.38%++    29.58%    (2.72%)   16.58%    10.47%      29.80%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ......    $  7.7      $  7.3    $  6.8    $  7.0    $  5.7      $  4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed...      2.34%+      2.86%     2.70%     2.71%     3.13%       3.43%+
  After fees waived and expenses absorbed....      2.00%+      2.00%     2.00%     2.00%     2.00%       2.00%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS:
  Before fees waived and expenses
    absorbed ................................     (2.16%)+    (2.69%)   (2.29%)   (2.19%)   (2.53%)     (1.87%)+
  After fees waived and expenses
    absorbed ................................     (1.82%)+    (1.83%)   (1.59%)   (1.48%)   (1.40%)     (0.43%)+

       Portfolio turnover rate ..............      7.00%++    25.00%    25.00%    41.00%    30.00%      10.00%++

*  Commencement of operations.
+  Annualized.
++ Not annualized.
#  Unaudited.

See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

     The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of the Gateway Trust, a family of four no-load, diversified mutual funds. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

          Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. DEFERRED ORGANIZATION COSTS. The costs incurred by the Matrix Emerging Growth Fund with respect to adopting its current management and trust agreement, and initial organization, have been deferred and are being amortized using the straight-line method over a period of five years commencing April 4, 1995.

                                  MATRIX FUNDS

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

     Sena, Weller, Rohs, Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million. For the six months ended June 30, 2000, the advisory fees incurred were $56,143 for Matrix Growth and $35,634 for Matrix Emerging Growth.

     The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that the ratio of expenses to average net assets will not exceed 1.75% and 2.00% for the Matrix Growth Fund and the Matrix
Emerging Growth Fund, respectively. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2000, the Advisor waived fees of $9,137 and $13,369 for the Matrix Growth Fund and Matrix Emerging Growth Fund, respectively. At June 30, 2000, the cumulative unreim-bursed amount paid and/or waived by the Advisor on behalf of the Matrix Growth Fund and Matrix Emerging Growth Fund was $131,136 and $252,613, respectively.

     The Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                      DECEMBER 31,
                                        ----------------------------------------
FUNDS                                    2000       2001       2002       2003
-----                                    ----       ----       ----       ----
Matrix Growth Fund .................    $32,156    $59,709    $30,134    $ 9,137
Matrix Emerging Growth Fund ........    $91,241    $95,751    $52,252    $13,369

                                MATRIX FUNDS

     The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

      Under $15 million            $30,000
      $15 to $50 million           0.20% of average daily net assets
      $50 to $100 million          0.15% of average daily net assets
      $100 to $150 million         0.10% of average daily net assets
      Over $150 million            0.05% of average daily net assets

     For the six months ended June 30, 2000, Matrix Growth Fund and Matrix Emerging Growth Fund incurred administration fees of $14,838 and $14,920, respectively.

     Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     Each Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Each Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended June 30, 2000, the Matrix Growth Fund and the Matrix Emerging Growth Fund paid to the Advisor, as Distribution Coordinator, $15,595 and $9,898, respectively.

                                  MATRIX FUNDS

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $2,801,291 and $3,424,858 respectively, for the Matrix Growth Fund and $529,912 and $1,511,279 respectively, for the Matrix Emerging Growth Fund.

NOTE 6 - REPURCHASE AGREEMENT

     The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

     If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

================================================================================

                                     ADVISOR
                         SENA WELLER ROHS WILLIAMS, INC.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                         (513) 621-2875 (800) 877-3344

                                   DISTRIBUTOR

                       REYNOLDS DEWITT SECURITIES COMPANY
                 a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                          Cincinnati, Ohio 45202 (513)
                             621-2875 (800) 877-3344

                                    CUSTODIAN
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT

                             ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite E261
                             Phoenix, Arizona 85018

                                    AUDITORS

                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL

                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                        San Francisco, California 94104

================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.